Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statement of Comprehensive Income
Net loss	€ (21,773)	€ (35,642)	€ (59,056)	€ (49,249)
Items that may be reclassified subsequently to profit or loss:
Fair value adjustment of financial assets available-for-sale		199		191
Translation differences, arisen from translating foreign activities	154	(355)	151	(316)
Other comprehensive income / loss (-), net of income tax	154	(156)	151	(125)
Total comprehensive income / loss (-) attributable to owners of the parent	€ (21,619)	€ (35,798)	€ (58,905)	€ (49,374)